Partners' Capital	6 Months Ended
Jun. 30, 2019
Partners' Capital [Abstract]
Partners' Capital

10. Partners’ Capital

As of June 30, 2019 and December 31, 2018 the Partnership’s partners’ capital was comprised of the following units:

	As of June 30, 2019	As of December 31, 2018 (adjusted for the March 2019 reverse split)
Common units	18,178,100	18,178,100
General partner units	348,570	348,570
Preferred units	-	12,983,333
Total partnership units	18,526,670	31,510,003

On March 27, 2019, in connection with the DSS Transaction, the Partnership effected a reverse split of its common and general partner units, reducing the number of common units issued and outstanding from 127,246,692 to 18,178,100 and the number of general partner units issued and outstanding from 2,439,989 to 348,570. In addition, the Partnership redeemed and retired all outstanding Class B Convertible Preferred Units at 100% of par value, translating into a redemption price of $116,850, and paid to Class B Convertible Preferred Units holders the pro-rata dividends for the period from January 1, 2019 to March 27, 2019, which amounted to $2,652. The difference between the carrying amount of Class B Convertible Preferred Units at the time of their redemption and their redemption price amounted to $6,344. The difference was considered as deemed dividends to preferred unit holders and was presented as income attributable to preferred unit holders in the Partnership’s unaudited condensed consolidated financial statements.

Details of the Partnership’s partner’s capital are discussed in Note 12 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2018.

During the six-month periods ended June 30, 2019 and 2018, the Partnership declared and paid the following distributions to its common and preferred unit holders:

	May 3, 2019	January 22, 2019	April 18, 2018	January 17, 2018
Common unit holders
Distributions per common unit declared (adjusted for the March 2019 reverse split)	0.315	0.315	0.56	0.56
Common units entitled to distribution (adjusted for the March 2019 reverse split )	18,178,100	18,178,100	18,178,100	18,178,100
General partner and IDR distributions	$110	$110	$195	$195
Preferred unit holders
Distributions per preferred unit declared	-	0.21375	0.21375	0.21375
Preferred units entitled to distribution	-	12,983,333	12,983,333	12,983,333